Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
Basis of Accounting
The financial statements are prepared on the accrual basis of accounting.

Fair Values of Assets
In accordance with the provisions of ASC 820, Fair Value Measurement, fair value is measured at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assumptions that market participants would use in pricing the asset or liability (the “inputs”) are prioritized into a three-tier fair value hierarchy. This fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets for identical assets or liabilities and the lowest priority (Level 3) to unobservable inputs in which little or no market data exists, requiring companies to develop their own assumptions.
Observable inputs that do not meet the criteria of Level 1, which include quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets and liabilities in markets that are not active, are categorized as Level 2. Level 3 inputs are those that reflect Plan estimates about the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances.
Assets and Liabilities Recorded at Fair Value on a Recurring Basis
The tables below present the assets and liabilities measured at fair value on a recurring basis categorized by the level of inputs used in the valuation of each asset and liability.

	December 31, 2025
(In thousands)	Level 1	Level 2	Level 3	Not Subject to Leveling
Textron Stock Fund	$1,166,655	$—	$—	$—
BrokerageLink	475,751	8,108	—	—
Common Collective Trust Funds
Blended Debt and Equity	2,492,314	—	—	—
Domestic Equity	1,852,337	—	—	—
International Equity	218,320	—	—	—
Debt Securities	131,355	—	—	—
Domestic Debt held by the Textron Managed Income Fund	—	—	—	8,502
Total assets	$6,336,732	$8,108	$—	$8,502

	December 31, 2024
(In thousands)	Level 1	Level 2	Level 3	Not Subject to Leveling
Textron Stock Fund	$1,081,284	$—	$—	$—
BrokerageLink	400,890	9,709	—	—
Common Collective Trust Funds
Blended Debt and Equity	2,131,690	—	—	—
Domestic Equity	1,735,676	—	—	—
International Equity	166,472	—	—	—
Debt Securities	126,399	—	—	—
Domestic Debt held by the Textron Managed Income Fund	—	—	—	4,823
Total assets	$5,642,411	$9,709	$—	$4,823

The Textron Stock Fund consists of cash held for stock purchase, in the amount of $25,341,230 as of December 31, 2025, and Textron stock. Textron stock, is valued at its quoted market price, and is considered a Level 1 investment. BrokerageLink contains both Level 1 and Level 2 investments. Level 1 investments include common stock, mutual funds, corporate and government debt securities, and cash valued at each company’s quoted market price. Level 2 investments are certificates of deposit, which are valued by a third-party vendor based on several factors including recent trade activity, size, timing, and yields of comparable bonds.
The Common Collective Trust Funds (CCTs) are groups of investments similar to mutual funds in that they provide diversification by holding various equity and debt securities. The fair value of these investments are published at the net asset value per share at each valuation date and they are considered Level 1 investments. Participant transactions (purchases and sales) may occur daily without restrictions.
The investment held by the Textron Managed Income Fund has not been classified in the fair value hierarchy because its estimated fair value is measured using the net asset value practical expedient. The fair value amount presented in the tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The CCT investments have the following objectives for investees:
(a) Blended debt and equity – This category includes securities in a diversified mix of stocks, bonds and short-term investments within one investment option. In general, these funds are age-based and allocate investments between equities and fixed income based on target retirement date. The investment funds provide daily liquidity.
(b) Domestic and international equity – This category includes diversified portfolios invested primarily in the common stock of U.S. and international companies. The objective is to provide capital appreciation and long-term return. The investment funds provide daily liquidity.
(c) Debt Securities – This category includes diversified portfolios invested primarily in U.S. investment grade bonds. The objective is to provide long-term total return. The investment funds provide daily liquidity.
(d) Domestic debt, held in the Textron Managed Income Fund – This category includes investments in diversified fixed income securities designed to provide capital preservation and income. These securities have an associated wrap contract. The Managed Income Fund includes an equity wash restriction on movement to competing funds for 90 days.
Investment Valuation and Income Recognition
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Separate Account Contracts, and Synthetic Guaranteed Investment Contracts in the Managed Income Fund
The Textron Managed Income Fund (the Fund) invests in a variety of stable value products, including Security-backed Investment Contracts (Synthetic GICs) in addition to CCTs. The ISA GICs and Synthetic GICs represent fully benefit-responsive investments and, therefore, are reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts, because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made under the contract, plus interest at the crediting rate payable under such contract less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. The issuers guarantee that all qualified participant withdrawals will be at contract value (principal, plus accrued interest). There are currently no reserves against contract values for credit risk of the contract issuers or otherwise. As of December 31, 2025, the Fund holds Synthetic GICs (as referenced in the table below) and an immaterial CCT.
Certain events limit the ability of the Plan to transact at contract value with an issuer. In addition to certain Synthetic GIC termination provisions discussed below, such contracts generally provide for withdrawals associated with certain events which are not in the ordinary course of Plan operations. These withdrawals are paid with a market value adjustment applied to the withdrawal, as defined in the investment contract. Each contract issuer specifies the events which may trigger a market value adjustment; however, such events include the following: material amendments to the Fund’s structure or administration; changes to the participating plans’ competing investment options including the elimination of equity wash provisions; complete or partial termination of the Fund, including a merger with another fund; the failure of the Fund to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; the redemption of all or a portion of the interests in the Fund held by a participating plan at the direction of the participating plan sponsor, including withdrawals due to the removal of a specifically identifiable group of employees from coverage under the participating plan (such as a group layoff or early retirement incentive program), the closing or sale of a subsidiary, employing unit, or affiliate, the bankruptcy or insolvency of a plan sponsor, the merger of the plan with another plan, or the plan sponsor’s establishment of another tax qualified defined contribution plan; any change in law, regulation, ruling, administrative or judicial position, or accounting requirement, applicable to the Fund or participating plans; the delivery of any communication to plan participants designed to influence a participant not to invest in the Fund.
At this time, the Fund does not believe that the occurrence of any such market value event, which would limit the Fund’s ability to transact at contract value with participants, is probable.
In addition, ISA GICs typically provide for an adjustment to contract value if a security that is part of the underlying assets defaults or otherwise becomes impaired as defined in the wrap contract. In the event of an impairment, generally contract value is decreased by the amortized cost of the impaired security and, if such security is subsequently sold, contract value is increased by the amount of such sales proceeds.
Synthetic GICs generally are evergreen contracts that contain termination provisions. The termination provisions of Synthetic GICs permit the fund’s investment manager or issuer to terminate upon notice at any time at market value and provide for automatic termination of the Synthetic GIC if the contract value or market value of the contract equals zero. The issuer is not excused from paying the excess contract value when the market value equals zero. Synthetic GICs that permit the issuer to terminate at market value generally provide that the fund may elect to convert such termination to an Amortization Election, as described below. In addition, if the fund defaults in its obligations or representations under the agreement (including non-compliance with investment guidelines governing the underlying assets, or the issuer’s determination that the agreement constitutes a nonexempt prohibited transaction as defined under ERISA) and such default is not cured within any applicable cure period, then the Synthetic GIC may be terminated by the issuer and the fund will receive the market value as of the date of termination. Also, generally, Synthetic GICs permit the issuer or investment manager to elect at any time to convert the wrapped portfolio to a declining duration strategy, whereby the contract would terminate at a date which corresponds to the duration of the underlying fixed income portfolio on the date of the Amortization Election. After the effective date of an Amortization Election, the fixed income portfolio must conform to the guidelines agreed upon by the wrap issuer and the investment manager for the Amortization Election period. Such guidelines are intended to result in contract value equaling market value of the wrapped portfolio by such termination date. Synthetic GICs also define certain other termination events that permit the issuer to terminate the contract at market value.
Termination events typically include the following:
(i) termination or replacement of the investment adviser without the issuer’s consent, (ii) the Plan or its trust is fully or partially terminated or fails to be exempt from federal income taxation, (iii) the plan merges with another plan, (iv) if a security is sold or subject to a lien other than as permitted under the contract, (v) the contract holder engages in fraud or other action that materially and adversely affects the risk profile of the contract, (vi) if there is any change in law, regulation, ruling, or accounting requirement applicable to the Plan or Fund that could cause substantial withdrawals from the Fund, (vii) performance of the issuer’s obligations under the contract becomes illegal, (viii) the bankruptcy of the Fund, Textron Savings Plan Trust or investment advisor, or (ix) the level of impaired securities as defined in the contract exceeds an agreed upon amount of the portfolio.
Total value of each investment contract is as follows:

	December 31,
(In thousands)	2025	2024

Security-backed investment contracts (Synthetic GICs)	$300,115	$316,398

Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance, plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
Benefit Payments
Benefit payments are recorded upon payment.
Administrative Expenses
Administrative and other fees paid by the Plan are allocated as follows:
•Fees associated with in-service withdrawals, distributions and loans are charged directly to the associated participant account.
•Fees with respect to each investment fund are charged against the investment returns of those investment funds and allocated on a pro-rata basis to participants who invest in those investment funds.

•Expenses associated with qualified domestic relations orders are charged directly to the related participant account.

•Expenses associated with operating the Plan, such as recordkeeping fees, legal fees, consulting fees, transfer fees, annuity fees, annual reporting fees, claims processing fees, cost of supplies and similar fees, are charged directly or allocated on a per capita basis to the participant accounts.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes and supplemental schedules. Actual results could differ from those estimates.